Debt (Details) - Schedule of debt - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt (Details) - Schedule of debt [Line Items]
Gross total	$ 10,669,311	$ 21,964,877
Debt discount	(673,112)	(1,084,740)
Total	9,996,199	20,880,137
Debenture notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Gross total	2,250,000	2,214,000
Acquisition notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Gross total	4,900,000	9,800,000
Promissory notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Gross total	2,287,360	8,234,476
Other [Member]
Debt (Details) - Schedule of debt [Line Items]
Gross total	431,525	621,662
SBA loans [Member]
Debt (Details) - Schedule of debt [Line Items]
Gross total	300,000	300,000
PPP loans [Member]
Debt (Details) - Schedule of debt [Line Items]
Gross total	$ 500,426	$ 500,426